Accounting Pronouncements (Details) - Accounting Standards Update 2014-09 - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ 0.0
Increase in Prepaid Expenses and Accrued Revenue	$ 5.1	$ 5.1
Increase in revenue from contract with customer	19.6	41.1
Revenue Sharing Arrangements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in cost of services	67.5	128.8
Cumulative effect of new accounting principle in period of adoption			0.0
Increase in revenue from contract with customer	67.5	128.8
Non-lease
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			0.0
Decrease in contract with customer, liability		3.8
Increase in revenue from contract with customer	1.8	3.8
Pre-operational costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption	4.6	4.6	$ 4.1
Increase in Prepaid Expenses and Accrued Revenue	2.5	2.5
Increase in investments in and advance to joint ventures	2.1	2.1
Teekay Tankers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in direct operating costs	19.6	41.1
Increase in revenue from contract with customer	$ 19.6	$ 41.1